Asset Purchase Agreement (Details Narrative) (10-K) - USD ($)	Oct. 18, 2019	Sep. 30, 2020
Promissory note		$ 376,895
Legend Nutrition, Inc [Member] | Asset Purchase Agreement [Member] | Mr. Morales [Member]
Promissory note	$ 75,000
Interest rate	5.00%
Maturity date, description	Maturity date of one year.